Business Combination (Tables)	12 Months Ended
Jan. 31, 2021
Planet Labs Inc [Member]
Business Acquisition [Line Items]
Schedule of recognized identified assets acquired and liabilities assumed
The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition:

(in thousands)
March 11, 2019
Net Assets Acquired
Goodwill	$13,296
Identifiable intangible assets acquired
Customer relationships	2,680
Developed technology	1,270
Trade name and other	1,480
Other assets, net	36
Property and equipment	70
Net working capital acquired, net of cash acquired	(1,603)

Total purchase consideration	$17,229